Insurance services - Summary of a Roll Forward of URR (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Unearned Revenue Reserve [Line Items]
Opening balance	₨ 988.8	$ 11.6	₨ 0.0
Capitalizations	2,893.9	33.9	1,036.5
Amortization	(316.0)	(3.7)	(38.9)
Experience Adjustment	(138.6)	(1.7)	(8.8)
Closing balance	3,428.1	$ 40.1	988.8
Unit-Linked Life [Member]
Unearned Revenue Reserve [Line Items]
Opening balance	945.2		0.0
Capitalizations	2,772.3		991.8
Amortization	(303.5)		(37.9)
Experience Adjustment	(132.2)		(8.7)
Closing balance	3,281.8		945.2
Unit-Linked Pension [Member]
Unearned Revenue Reserve [Line Items]
Opening balance	43.6		0.0
Capitalizations	121.6		44.7
Amortization	(12.5)		(1.0)
Experience Adjustment	(6.4)		(0.1)
Closing balance	₨ 146.3		₨ 43.6